Goodwill and Other Intangible Assets, Net - Components of intangible assets (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization	¥ 473,438	¥ 102,875
Accumulated amortization	(82,769)	(44,330)
Net carrying amount, Intangible assets subject to amortization	390,669	58,545
Goodwill	600,329	150,720	¥ 78,282
Indefinite-lived Intangible Assets and Goodwill	600,698	189,790
Total intangible assets	991,367	248,335
Amortization expense	45,780	20,599	¥ 16,617
Trademark
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization	160,000
Intangible assets not subject to amortization		38,922
Impairments	¥ 38,922
Trademark | Weighted average
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Useful life	10 years
Customer relationship
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization	¥ 180,000
Customer relationship | Weighted average
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Useful life	6 years
Telephone rights
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Intangible assets not subject to amortization	¥ 369	148
Capitalized software
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization	¥ 113,345	84,152
Capitalized software | Weighted average
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Useful life	4 years
Reacquired franchise rights
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization	¥ 19,343	17,973
Impairment of other intangible assets	¥ 145
Reacquired franchise rights | Weighted average
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Useful life	1 year
Other.
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization	¥ 750	¥ 750